Land Use Rights (Details) - Schedule of land use right - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
COST
Beginning balance, At January 1	$ 734,990	$ 687,732
additions for the year
translation adjustment	20,277	47,258
Ending balance, At December 31	755,267	734,990
AMORTIZATION
Beginning balance, At January 1	(130,020)	(107,832)
charge for the year	(14,958)	(13,980)
Impairment	(222,989)
translation adjustment	(7,209)	(8,208)
Ending balance, At December 31	(375,176)	(130,020)
CARRYING AMOUNTS
Land use rights	$ 380,091	$ 604,970